SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [text block] [Abstract]
Schedule of Authorised Share Capital

	The Group and Bank
	2020	2019	2018
	£m	£m	£m
Sterling
1,650 million ordinary shares of £1 each	1,650	1,650	1,650
1 cumulative floating rate Preference share of £1	—	—	—
100 6 per cent Non-Cumulative Redeemable Preference shares of £1 each	—	—	—
175 million Preference shares of 25p each	44	44	44
	1,694	1,694	1,694

US dollars	US$m	US$m	US$m
160 million Preference shares of 25 cents each	40	40	40

Euro	€m	€m	€m
160 million Preference shares of 25 cents each	40	40	40

Japanese yen	¥m	¥m	¥m
50 million Preference shares of ¥25 each	1,250	1,250	1,250

Schedule of Issued and Fully Paid Share Capital

	2020	2019	2018	2020	2019	2018
	Number of shares	Number of shares	Number of shares	£m	£m	£m
Sterling
Ordinary shares of £1 each
At 1 January	1,574,285,751	1,574,285,751	1,574,285,751	1,574	1,574	1,574
Issued in the year	1	—	—	—	—	—
At 31 December	1,574,285,752	1,574,285,751	1,574,285,751	1,574	1,574	1,574